Gross Real Estate and Loan Activity (Parenthetical) (Detail) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012		Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011 Property
Schedule Of Gross Real Estate And Loan Activity [Line Items]
Accumulated depreciation and amortization associated with dispositions of real estate				$ 6,900,000	$ 10,300,000		$ 7,100,000
Gain on debt extinguishment	1,028,000	(32,522,000)	[1]	1,028,000	(32,522,000)	[1],[2]
Net book value properties transferred to lender under non cash settlement							11,800,000
Non-cash settlement of debt							$ 12,400,000
Number of properties transferred to lender under non-cash settlement							6

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.